Management of financial risks and financial instruments - Summary of sensitivity analysis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	R$ (7,835)	R$ (3,581)
Sensitivity analysis increase decrease in twenty five percent	(305,970)	(173,542)
Sensitivity analysis increase decrease in fifty percent	(614,564)	(460,503)
Pre-fixed | Pre-fixed interest rate in Reais
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(191)	(907)
Sensitivity analysis increase decrease in twenty five percent	(9,056)	(163,057)
Sensitivity analysis increase decrease in fifty percent	(33,402)	(445,866)
Exchange coupons | Foreign currencies coupon rate
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(379)	(67)
Sensitivity analysis increase decrease in twenty five percent	(5,508)	570
Sensitivity analysis increase decrease in fifty percent	(11,184)	(854)
Foreign currencies | Exchange rates
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(1,997)	(2,102)
Sensitivity analysis increase decrease in twenty five percent	(169,318)	(1,493)
Sensitivity analysis increase decrease in fifty percent	(373,807)	43,908
Price indexes | Inflation coupon rates
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(311)	(63)
Sensitivity analysis increase decrease in twenty five percent	(14,384)	(782)
Sensitivity analysis increase decrease in fifty percent	(28,434)	(301)
Shares | Shares prices
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(4,957)	(442)
Sensitivity analysis increase decrease in twenty five percent	(107,704)	(8,780)
Sensitivity analysis increase decrease in fifty percent	R$ (167,737)	R$ (57,390)